INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2023	Jun. 30, 2025		Dec. 31, 2024
Investments in and Advances to Affiliates [Line Items]
Total investment			$ 347		$ 277
Arrow Ecology & Engineering Overseas (1999) [Member]
Investments in and Advances to Affiliates [Line Items]
Shareholders loans			$ 4,146
Price paid for debt		$ 1,750
Ownership interest		22.60%	22.60%	[1]	22.60%	[1]
Total investment			$ 0
Guaranteed to repurchase full investment			1,750
Manuka, Inc. (Previously Artemis Therapeutics, Inc.) [Member]
Investments in and Advances to Affiliates [Line Items]
Market value			0		$ 0
Capital Fund Aims To Invest In Private Emerging Companies With Focus On Consumer, Commerce And Technology Companies [Member]
Investments in and Advances to Affiliates [Line Items]
Total investment			78
Committed to invest			$ 100
Sardinai [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of investment sold	85.00%
Investment sold	$ 756

[1]	The investment includes few types of shares representing 22.6% of Arrow’s equity and shareholders loans of $4,146 which were purchased for a total amount of $1,750. The Company suspended its use of the equity method for this investment in 2023 after its investment balance was reduced to zero. The Company has an agreement with an entity related to its main shareholder, according to which, if the value of the investment decrease, the related party entity has guaranteed to repurchase this full investment at a minimum amount of $1,750. The guarantee is effective immediately as of the date of purchase and terminates on January 1, 2027. Some Directors, managers and shareholders of Arrow are related parties of the Company.